Long Term Investments, Net - Schedule of Long Term Investments, Net (Parenthetical) (Detail) - USD ($)									1 Months Ended			12 Months Ended
		Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2018	Apr. 01, 2018	Mar. 23, 2018	Jul. 31, 2017	Mar. 31, 2014	Jul. 31, 2019	Jul. 31, 2018	Feb. 28, 2017	May 31, 2021		May 31, 2020		May 31, 2019	May 31, 2018	May 31, 2017	Apr. 30, 2018	Mar. 31, 2018	Apr. 30, 2017	Jan. 31, 2016	Nov. 30, 2015	May 31, 2015	Apr. 30, 2015
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments												$ (1,368,000)		$ 1,385,000		$ (2,289,000)
Long term investment												$ 537,749,000		431,101,000
Investment ownership interest												20.00%
Payments made to acquire long term investments												$ 106,965,000		92,087,000		128,970,000
Gain On Sale Of Equity Investments												3,535,000		407,000		26,379,000
Impairment loss from long-term investments												40,207,000		31,750,000		5,919,000
New Oriental Education Industry Fund [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment	[1]													67,057,000
Total committed capital										$ 224,000,000
Committed to invest										$ 86,512,000
Investment ownership interest										36.30%
New Oriental Education Industry Fund [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment	[1]											$ 86,512,000
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest												20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest												50.00%
Other Long-term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments												$ 12,532,000		9,096,000		0
Gain On Sale Of Equity Investments												3,535,000		407,000		3,283,000
Impairment loss from long-term investments												40,207,000		31,750,000		5,919,000
Impairment loss on other available for sale investments												27,675,000		22,654,000		$ 5,919,000
Other Long-term Investments [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment												$ 37,597,000	[2]	27,716,000	[1]
Third Party Companies [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest												6.86%
Third Party Companies [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest												50.00%
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Of Equity Method Investment Diluted																12.30%
Gain On Sale Of Equity Investments																$ 23,096,000
Proceeds From Sale Of Equity Method Invstments																33,156,000
Investment ownership interest																							9.75%		9.75%
Uhozz [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest																				15.18%				10.00%
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
Loss Arising From Change In Fair Value Of Investments												$ 5,501,000		16,362,000		96,621,000
Investment ownership interest												8.00%
Sunlands [Member] | Redeemable Preferred Shares [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																						$ 12,205,000
Investment ownership interest												9.80%										4.90%
Sunlands [Member] | Series A Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest																			$ 10,000,000
Long term investments, shares					34,783	529,426
Sunlands [Member] | Convertible Bond [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																						$ 12,310,000
Tarena [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment								$ 13,500,000
Equity ownership interest classified as available for sale								3.00%
Equity interest sold							1.00%
Gain On Sale Of Equity Investments																	$ 4,545,000
Loss Arising From Change In Fair Value Of Investments														1,010,000		6,410,000
Loss arising from change in fair value of long term investments, Recorded gain												$ 1,460,000
ROBOROBO [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																									$ 4,356,000
Gain On Sale Of Equity Investments																		$ 7,086,000
Equity securities gain (loss) on change in fair value												217,000		1,079,000		1,605,000
Investment ownership interest											18.00%
Shengtong [Member]
Schedule of Equity Method Investments [Line Items]
Business combination, consideration transferred, equity interests issued or issuable, percent											1.87%
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments												0		$ 0		$ 0
Investment ownership interest																					10.00%
Tibet Tianli [Member] | Educational Programs And Services [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest classified as available for sale		11.00%	5.00%	5.00%										20.75%
VM EDU Fund I L P [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment	[2]											77,727,000		$ 56,734,000
Total committed capital									$ 100,000,000
VM EDU Fund I L P [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Payments made to acquire long term investments												$ 77,727

[1]	In July 2018, Education Industry Fund was established with the total committed capital of US$224,000. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in the Education Industry Fund as a limited partner and invested US$86,512 in the Education Industry Fund as of May 31, 2021. The Group accounts for the investment under the equity method in accordance with ASC 323, Equity Method of Accounting (“ASC 323”) because the Group is a limited partner and owns 36.3% interest in the Education Industry Fund.
[2]	In June 2019, VM EDU Fund I, LP, a market-driven investment entity, was established with a total committed capital of US$100,000. The Group participates in the VM EDU Fund I, LP as a limited partner and invested US$77,727 in VM EDU Fund I, LP as of May 31, 2021. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 49.69% interest in the VM EDU Fund I, LP.